STATEMENT OF INVESTMENTS
June 30, 2025 (Unaudited)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 34.2%
Advertising — .2%
Dotdash Meredith, Inc., Sr. Scd. Bonds(b)		7.63	6/15/2032	123,000	119,364
Neptune BidCo US, Inc., Sr. Scd. Notes(b)		9.29	4/15/2029	107,000	104,272
					223,636
Aerospace & Defense — .4%
Bombardier, Inc., Sr. Unscd. Notes(b)		6.75	6/15/2033	124,000	128,644
Goat Holdco LLC, Sr. Scd. Notes(b)		6.75	2/1/2032	277,000	281,841
TransDigm, Inc., Gtd. Notes(b)		6.38	5/31/2033	160,000	160,545
					571,030
Airlines — .4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Scd. Notes(b)		5.75	4/20/2029	228,130	228,072
JetBlue Airways Corp./JetBlue Loyalty LP, Sr. Scd. Notes(b)		9.88	9/20/2031	144,000	140,185
United Airlines, Inc., Sr. Scd. Notes(b)		4.63	4/15/2029	190,000	184,558
					552,815
Automobiles & Components — .2%
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(b)		6.75	2/15/2030	30,000	31,218
Grupo Antolin-Irausa SA, Sr. Scd. Bonds(b)	EUR	3.50	4/30/2028	390,000	305,639
					336,857
Banks — .2%
Citigroup, Inc., Jr. Sub. Notes, Ser. X(c)		3.88	2/18/2026	224,000	221,476
Freedom Mortgage Corp., Sr. Unscd. Notes(b)		6.63	1/15/2027	77,000	77,191
					298,667
Building Materials — .4%
Camelot Return Merger Sub, Inc., Sr. Scd. Notes(b)		8.75	8/1/2028	120,000	110,758
Cornerstone Building Brands, Inc., Sr. Scd. Notes(b)		9.50	8/15/2029	237,000	218,086

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 34.2% (continued)
Building Materials — .4% (continued)
Quikrete Holdings, Inc., Sr. Scd. Notes(b)		6.38	3/1/2032	171,000	175,950
Quikrete Holdings, Inc., Sr. Unscd. Notes(b)		6.75	3/1/2033	34,000	35,103
					539,897
Chemicals — .7%
Innophos Holdings, Inc., Bonds(b)		11.50	6/15/2029	181,000	182,938
Itelyum Regeneration SpA, Sr. Scd. Bonds(b)	EUR	5.75	4/15/2030	130,000	154,740
Kobe US Midco 2, Inc., Sr. Unscd. Notes(b),(d)		9.25	11/1/2026	49,350	44,353
Olympus Water US Holding Corp., Sr. Scd. Notes(b)	EUR	9.63	11/15/2028	230,000	285,194
Rain Carbon, Inc., Sr. Scd. Notes(b)		12.25	9/1/2029	142,000	152,465
WR Grace Holdings LLC, Sr. Unscd. Notes(b)		5.63	8/15/2029	212,000	192,099
					1,011,789
Collateralized Loan Obligations Debt — 3.1%
Apidos XXXI CLO, Ser. 2019- 31A, Cl. ER, (3 Month TSFR +6.86%)(b),(e)		11.12	4/15/2031	2,000,000	2,014,330
Dryden 66 Euro 2018 DAC CLO, Ser. 2018-66A, Cl. E, (3 Month EURIBOR +5.41%)(b),(e)	EUR	7.65	1/18/2032	2,000,000	2,347,256
					4,361,586
Commercial & Professional Services — 2.0%
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes(b)		7.00	5/21/2030	200,000	204,605
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes(b)		6.88	6/15/2030	90,000	91,305
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unscd. Notes(b)		6.00	6/1/2029	200,000	194,696

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 34.2% (continued)
Commercial & Professional Services — 2.0% (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Bonds(b)	GBP	4.88	6/1/2028	320,000	422,988
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b)		5.75	7/15/2027	104,000	103,783
Belron UK Finance PLC, Sr. Scd. Notes(b)		5.75	10/15/2029	200,000	201,814
Herc Holdings, Inc., Sr. Unscd. Notes(b)		7.00	6/15/2030	118,000	123,308
House of HR Group BV, Sr. Scd. Bonds(b)	EUR	9.00	11/3/2029	220,000	258,424
Kapla Holding SAS, Sr. Scd. Bonds(b)	EUR	5.00	4/30/2031	100,000	119,362
Raven Acquisition Holdings LLC, Sr. Scd. Notes(b)		6.88	11/15/2031	271,000	271,689
Verisure Midholding AB, Gtd. Notes(b)	EUR	5.25	2/15/2029	665,000	788,247
Veritiv Operating Co., Sr. Scd. Notes(b)		10.50	11/30/2030	124,000	134,384
					2,914,605
Consumer Discretionary — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes(b)		4.63	4/1/2030	190,000	181,409
Carnival Corp., Gtd. Notes(b)		6.13	2/15/2033	155,000	158,686
Flutter Treasury DAC, Sr. Scd. Bonds(b)		5.88	6/4/2031	200,000	201,625
Lottomatica Group SpA, Sr. Scd. Bonds(b)	EUR	4.88	1/31/2031	100,000	120,927
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Scd. Notes(b)		4.88	5/1/2029	184,000	177,356
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Sr. Scd. Notes(b)		8.25	4/15/2030	149,000	153,909
NCL Corp. Ltd., Sr. Unscd. Notes(b)		6.75	2/1/2032	170,000	173,783

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 34.2% (continued)
Consumer Discretionary — 1.1% (continued)
Station Casinos LLC, Gtd. Notes(b)		4.63	12/1/2031	132,000	123,731
Warnermedia Holdings, Inc., Gtd. Notes		5.14	3/15/2052	14,000	8,645
Windsor Holdings III LLC, Sr. Scd. Notes(b)		8.50	6/15/2030	95,000	101,923
Wolseley Group Finco PLC, Sr. Scd. Bonds(b)	GBP	9.75	1/31/2031	110,000	153,134
					1,555,128
Consumer Durables & Apparel — .2%
Beach Acquisition Bidco LLC, Sr. Unscd. Notes(b),(d)		10.00	7/15/2033	200,000	207,803
S&S Holdings LLC, Sr. Scd. Notes(b)		8.38	10/1/2031	114,000	111,505
					319,308
Diversified Financials — 2.9%
AG Issuer LLC, Sr. Scd. Notes(b)		6.25	3/1/2028	203,000	203,166
Encore Capital Group, Inc., Sr. Scd. Notes(b)	GBP	4.25	6/1/2028	580,000	760,286
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(b)		9.13	5/15/2031	80,000	82,563
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(b)		9.25	2/1/2029	62,000	64,444
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds(b)	EUR	9.00	9/1/2028	164,850	183,796
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds(b)	EUR	9.50	11/1/2028	658,550	665,840
Garfunkelux Holdco 4 SA, Unscd. Bonds(b),(d)	EUR	10.50	5/1/2030	134,326	40,220
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes		5.25	5/15/2027	168,000	162,923
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b)		6.13	11/1/2032	91,000	91,926
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(b)		7.13	4/30/2031	316,000	332,711
Nationstar Mortgage Holdings, Inc., Gtd. Notes(b)		5.75	11/15/2031	170,000	172,787

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 34.2% (continued)
Diversified Financials — 2.9% (continued)
Nationstar Mortgage Holdings, Inc., Gtd. Notes(b)	6.50	8/1/2029	110,000	112,429
OneMain Finance Corp., Gtd. Notes	7.50	5/15/2031	52,000	54,369
OneMain Finance Corp., Gtd. Notes	7.88	3/15/2030	79,000	84,000
PennyMac Financial Services, Inc., Gtd. Notes(b)	7.13	11/15/2030	96,000	99,555
PennyMac Financial Services, Inc., Gtd. Notes(b)	7.88	12/15/2029	229,000	243,336
PHH Escrow Issuer LLC/PHH Corp., Sr. Unscd. Notes(b)	9.88	11/1/2029	199,000	198,680
Rocket Cos., Inc., Gtd. Notes(b)	6.13	8/1/2030	89,000	90,749
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes(b)	4.00	10/15/2033	171,000	153,106
VFH Parent LLC/Valor Co- Issuer, Inc., Sr. Scd. Bonds(b)	7.50	6/15/2031	255,000	267,785
				4,064,671
Energy — 3.4%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes(b)	7.50	10/1/2029	171,000	179,495
Aris Water Holdings LLC, Gtd. Notes(b)	7.25	4/1/2030	171,000	176,567
CITGO Petroleum Corp., Sr. Scd. Notes(b)	8.38	1/15/2029	150,000	156,397
Comstock Resources, Inc., Gtd. Notes(b)	6.75	3/1/2029	354,000	355,060
Encino Acquisition Partners Holdings LLC, Gtd. Notes(b)	8.50	5/1/2028	210,000	215,913
Encino Acquisition Partners Holdings LLC, Sr. Unscd. Notes(b)	8.75	5/1/2031	52,000	57,468
Energy Transfer LP, Jr. Sub. Notes, Ser. B(c)	6.63	2/15/2028	526,000	525,523
Gulfport Energy Operating Corp., Gtd. Notes(b)	6.75	9/1/2029	286,000	293,465
Matador Resources Co., Gtd. Notes(b)	6.50	4/15/2032	68,000	68,080

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 34.2% (continued)
Energy — 3.4% (continued)
Moss Creek Resources Holdings, Inc., Sr. Unscd. Notes(b)		8.25	9/1/2031	83,000	80,796
Noble Finance II LLC, Gtd. Notes(b)		8.00	4/15/2030	126,000	128,404
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b)		8.13	3/1/2028	131,000	132,258
Northern Oil & Gas, Inc., Sr. Unscd. Notes(b)		8.75	6/15/2031	196,000	202,222
Northriver Midstream Finance LP, Sr. Scd. Notes(b)		6.75	7/15/2032	138,000	143,020
OEG Finance PLC, Sr. Scd. Bonds(b)	EUR	7.25	9/27/2029	120,000	147,989
Rockies Express Pipeline LLC, Sr. Unscd. Notes(b)		4.80	5/15/2030	263,000	255,156
SM Energy Co., Sr. Unscd. Notes(b)		6.75	8/1/2029	102,000	101,714
TGNR Intermediate Holdings LLC, Sr. Unscd. Notes(b)		5.50	10/15/2029	467,000	452,885
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b)		3.88	11/1/2033	196,000	171,561
Venture Global LNG, Inc., Jr. Sub. Notes(b),(c)		9.00	9/30/2029	430,000	418,454
Venture Global LNG, Inc., Sr. Scd. Notes(b)		8.13	6/1/2028	221,000	228,551
Venture Global LNG, Inc., Sr. Scd. Notes(b)		8.38	6/1/2031	174,000	180,847
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(b)		6.50	1/15/2034	96,000	96,000
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(b)		7.50	5/1/2033	89,000	95,365
					4,863,190
Environmental Control — .4%
Luna 2 5SARL, Sr. Scd. Bonds(b)	EUR	5.50	7/1/2032	100,000	120,234
Madison IAQ LLC, Sr. Unscd. Notes(b)		5.88	6/30/2029	67,000	65,955

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 34.2% (continued)
Environmental Control — .4% (continued)
Reworld Holding Corp., Gtd. Notes		5.00	9/1/2030	223,000	211,251
Waste Pro USA, Inc., Sr. Unscd. Notes(b)		7.00	2/1/2033	184,000	191,474
					588,914
Food Products — .6%
Bellis Acquisition Co. PLC, Sr. Scd. Bonds(b)	GBP	8.13	5/14/2030	210,000	272,222
Fiesta Purchaser, Inc., Sr. Scd. Notes(b)		7.88	3/1/2031	114,000	121,102
Fiesta Purchaser, Inc., Sr. Unscd. Notes(b)		9.63	9/15/2032	118,000	124,805
Irca SpA, Sr. Scd. Bonds, (3 Month EURIBOR +3.75%)(b),(e)	EUR	5.73	12/15/2029	170,000	201,230
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Scd. Notes(b)		4.63	3/1/2029	117,000	110,568
					829,927
Forest Products & Paper — .3%
Mercer International, Inc., Sr. Unscd. Notes(b)		12.88	10/1/2028	371,000	376,756
Health Care — 2.8%
1261229 BC Ltd., Sr. Scd. Notes(b)		10.00	4/15/2032	200,000	201,898
Bausch + Lomb Corp., Sr. Scd. Bonds, (3 Month EURIBOR +3.88%)(b),(e)	EUR	5.87	1/15/2031	100,000	118,755
Bausch Health Cos., Inc., Sr. Scd. Notes(b)		11.00	9/30/2028	158,000	156,532
Cheplapharm Arzneimittel GmbH, Sr. Scd. Bonds(b)	EUR	4.38	1/15/2028	320,000	373,385
CHS/Community Health Systems, Inc., Scd. Notes(b)		6.88	4/15/2029	99,000	79,020
CHS/Community Health Systems, Inc., Sr. Scd. Notes(b)		10.88	1/15/2032	187,000	198,429
Dolcetto Holdco SpA, Sr. Scd. Bonds(b)	EUR	5.63	7/14/2032	167,000	198,392

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 34.2% (continued)
Health Care — 2.8% (continued)
Global Medical Response, Inc., Sr. Scd. Notes(b),(d)		9.50	10/31/2028	390,608	392,307
HAH Group Holding Co. LLC, Sr. Scd. Notes(b)		9.75	10/1/2031	173,000	171,638
Insulet Corp., Sr. Unscd. Notes(b)		6.50	4/1/2033	194,000	202,398
IQVIA, Inc., Gtd. Notes(b)		6.25	6/1/2032	120,000	123,296
LifePoint Health, Inc., Sr. Scd. Notes(b)		9.88	8/15/2030	130,000	140,784
LifePoint Health, Inc., Sr. Unscd. Notes(b)		10.00	6/1/2032	71,000	73,337
Neopharmed Gentili SpA, Sr. Scd. Bonds(b)	EUR	7.13	4/8/2030	340,000	421,029
Nidda Healthcare Holding GmbH, Sr. Scd. Bonds(b)	EUR	5.63	2/21/2030	280,000	336,878
Option Care Health, Inc., Gtd. Notes(b)		4.38	10/31/2029	225,000	216,723
Radiology Partners, Inc., Sr. Scd. Notes(b)		8.50	7/15/2032	150,000	150,537
Sotera Health Holdings LLC, Sr. Scd. Notes(b)		7.38	6/1/2031	127,000	132,295
US Acute Care Solutions LLC, Sr. Scd. Notes(b)		9.75	5/15/2029	260,000	268,499
					3,956,132
Industrial — 1.1%
Arcosa, Inc., Gtd. Notes(b)		6.88	8/15/2032	120,000	124,613
Axon Enterprise, Inc., Sr. Unscd. Notes(b)		6.25	3/15/2033	157,000	162,049
CEME SpA, Sr. Scd. Bonds, (3 Month EURIBOR +4.50%)(e)	EUR	6.48	9/30/2031	450,000	531,519
CTEC II GmbH, Sr. Unscd. Bonds(b)	EUR	5.25	2/15/2030	100,000	100,797
Dycom Industries, Inc., Gtd. Notes(b)		4.50	4/15/2029	180,000	175,333
GrafTech Finance, Inc., Scd. Notes(b)		4.63	12/23/2029	195,000	134,550

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 34.2% (continued)
Industrial — 1.1% (continued)
GrafTech Global Enterprises, Inc., Scd. Notes(b)		9.88	12/23/2029	176,000	139,920
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, Sr. Scd. Notes(b)		9.00	2/15/2029	165,000	172,722
					1,541,503
Information Technology — 1.4%
AthenaHealth Group, Inc., Sr. Unscd. Notes(b)		6.50	2/15/2030	643,000	633,494
Central Parent, Inc./CDK Global, Inc., Sr. Scd. Notes(b)		7.25	6/15/2029	62,000	50,617
Cloud Software Group, Inc., Scd. Notes(b)		9.00	9/30/2029	74,000	76,772
Cloud Software Group, Inc., Sr. Scd. Notes(b)		6.50	3/31/2029	227,000	229,260
CoreWeave, Inc., Gtd. Notes(b)		9.25	6/1/2030	94,000	96,179
Elastic NV, Sr. Unscd. Notes(b)		4.13	7/15/2029	349,000	333,777
Ellucian Holdings, Inc., Sr. Scd. Notes(b)		6.50	12/1/2029	101,000	103,545
TeamSystem SpA, Sr. Scd. Bonds(b)	EUR	5.00	7/1/2031	108,000	127,269
UKG, Inc., Sr. Scd. Notes(b)		6.88	2/1/2031	269,000	279,276
					1,930,189
Insurance — 1.7%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Bonds(b)		6.75	7/1/2032	228,000	231,431
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(b)		8.25	2/1/2029	153,000	158,446
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, Sr. Scd. Notes(b)		6.75	4/15/2028	260,000	264,480
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, Sr. Scd. Notes(b)		7.00	1/15/2031	92,000	95,235
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, Sr. Unscd. Notes(b)		7.38	10/1/2032	141,000	145,521

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 34.2% (continued)
Insurance — 1.7% (continued)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, Sr. Unscd. Notes(b)		7.88	11/1/2029	88,000	90,090
Ardonagh Finco Ltd., Sr. Scd. Bonds(b)	EUR	6.88	2/15/2031	210,000	254,801
Ardonagh Finco Ltd., Sr. Scd. Notes(b)		7.75	2/15/2031	239,000	250,051
Ardonagh Group Finance Ltd., Sr. Unscd. Notes(b)		8.88	2/15/2032	200,000	210,621
Global Atlantic Fin Co., Gtd. Notes(b)		7.95	6/15/2033	123,000	139,393
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes(b)		7.25	2/15/2031	200,000	207,262
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes(b)		8.13	2/15/2032	200,000	209,001
Panther Escrow Issuer LLC, Sr. Scd. Notes(b)		7.13	6/1/2031	110,000	114,335
					2,370,667
Internet Software & Services — .9%
Arches Buyer, Inc., Sr. Unscd. Notes(b)		6.13	12/1/2028	267,000	245,802
Cablevision Lightpath LLC, Sr. Scd. Notes(b)		3.88	9/15/2027	410,000	395,421
Gen Digital, Inc., Gtd. Notes(b)		6.25	4/1/2033	283,000	291,304
Match Group Holdings II LLC, Sr. Unscd. Notes(b)		4.13	8/1/2030	208,000	194,651
United Group BV, Sr. Scd. Bonds(b)	EUR	6.50	10/31/2031	125,000	149,296
					1,276,474
Materials — .4%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes(b)		8.75	4/15/2030	174,000	178,091

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 34.2% (continued)
Materials — .4% (continued)
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(b)		6.88	1/15/2030	111,000	113,612
LABL, Inc., Sr. Scd. Notes(b)		9.50	11/1/2028	218,000	201,787
Mauser Packaging Solutions Holding Co., Sr. Scd. Bonds(b)		7.88	4/15/2027	125,000	127,205
					620,695
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b)		4.25	1/15/2034	154,000	137,185
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.50	5/1/2032	242,000	225,512
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b)		5.00	2/1/2028	137,000	135,832
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b)		5.38	6/1/2029	121,000	120,642
CSC Holdings LLC, Gtd. Notes(b)		11.75	1/31/2029	889,000	846,133
Gray Media, Inc., Sr. Scd. Notes(b)		10.50	7/15/2029	110,000	118,258
Sinclair Television Group, Inc., Sr. Scd. Bonds(b)		8.13	2/15/2033	200,000	202,217
VZ Secured Financing BV, Sr. Scd. Notes(b)	EUR	3.50	1/15/2032	380,000	412,243
					2,198,022
Metals & Mining — 1.1%
Cleveland-Cliffs, Inc., Gtd. Notes(b)		6.88	11/1/2029	46,000	45,330
Cleveland-Cliffs, Inc., Gtd. Notes(b)		7.50	9/15/2031	64,000	61,779
First Quantum Minerals Ltd., Scd. Notes(b)		9.38	3/1/2029	400,000	425,039
FMG Resources August 2006 Pty Ltd., Gtd. Notes(b)		4.38	4/1/2031	420,000	392,751

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 34.2% (continued)
Metals & Mining — 1.1% (continued)
Samarco Mineracao SA, Sr. Unscd. Notes(d)		9.50	6/30/2031	521,843	513,327
Taseko Mines Ltd., Sr. Scd. Notes(b)		8.25	5/1/2030	99,000	103,764
					1,541,990
Real Estate — 1.4%
Emeria SASU, Sr. Scd. Bonds(b)	EUR	7.75	3/31/2028	970,000	1,065,016
Rithm Capital Corp., Sr. Unscd. Notes(b)		8.00	4/1/2029	276,000	279,054
Rithm Capital Corp., Sr. Unscd. Notes(b)		8.00	7/15/2030	87,000	87,502
RLJ Lodging Trust LP, Sr. Scd. Notes(b)		4.00	9/15/2029	165,000	154,086
Starwood Property Trust, Inc., Sr. Unscd. Notes(b)		4.38	1/15/2027	62,000	61,465
Starwood Property Trust, Inc., Sr. Unscd. Notes(b)		7.25	4/1/2029	159,000	167,438
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes(b)		6.00	1/15/2030	119,000	111,605
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes(b)		8.63	6/15/2032	90,000	90,991
					2,017,157
Retailing — 1.6%
Agrifarma SpA, Sr. Scd. Bonds(b)	EUR	4.50	10/31/2028	354,000	418,034
Carvana Co., Sr. Scd. Notes(b),(d)		9.00	6/1/2030	51,165	53,839
Carvana Co., Sr. Scd. Notes(b),(d)		9.00	6/1/2031	160,000	189,703
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes(b)		6.75	1/15/2030	249,000	229,978
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes(b)		4.63	1/15/2029	159,000	152,392
Foundation Building Materials, Inc., Gtd. Notes(b)		6.00	3/1/2029	333,000	305,719

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 34.2% (continued)
Retailing — 1.6% (continued)
PetSmart, Inc./PetSmart Finance Corp., Sr. Scd. Notes(b)	4.75	2/15/2028	250,000	244,004
QXO Building Products, Inc., Sr. Scd. Bonds(b)	6.75	4/30/2032	123,000	127,022
Specialty Building Products Holdings LLC/SBP Finance Corp., Sr. Scd. Notes(b)	7.75	10/15/2029	96,000	94,429
Staples, Inc., Sr. Scd. Notes(b)	10.75	9/1/2029	189,000	179,819
Walgreens Boots Alliance, Inc., Sr. Unscd. Notes	4.80	11/18/2044	136,000	130,004
White Cap Buyer LLC, Sr. Unscd. Notes(b)	6.88	10/15/2028	145,000	144,890
				2,269,833
Technology Hardware & Equipment — .1%
Virtusa Corp., Sr. Unscd. Notes(b)	7.13	12/15/2028	233,000	222,265
Telecommunication Services — 2.4%
Altice France SA, Sr. Scd. Notes(b)	8.13	2/1/2027	448,000	403,538
CommScope LLC, Sr. Scd. Notes(b)	9.50	12/15/2031	134,000	140,425
CommScope Technologies LLC, Gtd. Notes(b)	5.00	3/15/2027	54,000	52,642
Consolidated Communications, Inc., Sr. Scd. Notes(b)	6.50	10/1/2028	327,000	333,633
Fibercop SpA, Sr. Scd. Notes(b)	7.72	6/4/2038	255,000	253,723
Iliad Holding SASU, Sr. Scd. Notes(b)	7.00	4/15/2032	200,000	205,166
Iliad Holding SASU, Sr. Scd. Notes(b)	8.50	4/15/2031	236,000	252,644
Level 3 Financing, Inc., Gtd. Notes(b)	3.75	7/15/2029	65,000	55,006
Level 3 Financing, Inc., Scd. Notes(b)	10.00	10/15/2032	145,000	146,694
Level 3 Financing, Inc., Sr. Scd. Bonds(b)	6.88	6/30/2033	118,000	120,153
Level 3 Financing, Inc., Sr. Scd. Notes(b)	10.75	12/15/2030	45,000	51,131

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 34.2% (continued)
Telecommunication Services — 2.4% (continued)
Lumen Technologies, Inc., Sr. Scd. Notes(b)		4.13	4/15/2029	190,825	186,293
Lumen Technologies, Inc., Sr. Scd. Notes(b)		10.00	10/15/2032	108,000	110,430
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P		7.60	9/15/2039	178,000	152,072
Lumen Technologies, Inc., Sr. Unscd. Notes(b)		5.38	6/15/2029	126,000	112,995
PLT VII Finance Sarl, Sr. Scd. Bonds, (3 Month EURIBOR +3.50%)(b),(e)	EUR	5.48	6/15/2031	220,000	259,797
Vmed O2 UK Financing I PLC, Sr. Scd. Bonds(b)	GBP	4.50	7/15/2031	320,000	394,640
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes(b)		8.25	10/1/2031	224,000	234,784
					3,465,766
Transportation — .5%
Beacon Mobility Corp., Sr. Scd. Notes(b)		7.25	8/1/2030	137,000	139,989
Edge Finco PLC, Sr. Scd. Notes(b)	GBP	8.13	8/15/2031	100,000	143,229
SGL Group ApS, Sr. Scd. Bonds, (3 Month EURIBOR +4.25%)(e)	EUR	6.30	2/24/2031	190,000	223,127
Stonepeak Nile Parent LLC, Sr. Scd. Notes(b)		7.25	3/15/2032	149,000	158,045
					664,390
Utilities — .8%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(b)		6.38	2/15/2032	210,000	210,529
ContourGlobal Power Holdings SA, Sr. Scd. Bonds(b)	EUR	5.00	2/28/2030	100,000	119,034
ContourGlobal Power Holdings SA, Sr. Scd. Bonds(b)		6.75	2/28/2030	200,000	206,322
NRG Energy, Inc., Gtd. Notes(b)		6.25	11/1/2034	122,000	124,376

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 34.2% (continued)
Utilities — .8% (continued)
NRG Energy, Inc., Jr. Sub. Bonds(b),(c)	10.25	3/15/2028	90,000	99,996
PG&E Corp., Sr. Scd. Notes	5.25	7/1/2030	128,000	122,018
Vistra Operations Co. LLC, Gtd. Notes(b)	6.88	4/15/2032	150,000	156,920
XPLR Infrastructure Operating Partners LP, Gtd. Notes(b)	8.38	1/15/2031	116,000	123,991
XPLR Infrastructure Operating Partners LP, Gtd. Notes(b)	8.63	3/15/2033	46,000	49,337
				1,212,523
Total Bonds and Notes (cost $46,521,682)				48,696,382
Convertible Bonds and Notes — .3%
Diversified Financials — .2%
Riot Platforms, Inc., Sr. Unscd. Notes(b)	0.75	1/15/2030	281,000	292,240
Utilities — .1%
PG&E Corp., Sr. Scd. Notes	4.25	12/1/2027	102,000	101,470
Total Convertible Bonds and Notes (cost $319,594)				393,710

	Shares
Exchange-Traded Funds — 6.0%
Registered Investment Companies — 6.0%
Invesco Senior Loan ETF	95,626	2,000,496
iShares 10+ Year Investment Grade Corporate Bond ETF	2,310	115,985
iShares 1-5 Year Investment Grade Corporate Bond ETF	9,090	479,588
iShares 5-10 Year Investment Grade Corporate Bond ETF	9,020	480,676
iShares iBoxx $ High Yield Corporate Bond ETF	5,860	472,609
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,300	471,323
Janus Henderson B-BBB CLO ETF	41,344	1,993,194

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Exchange-Traded Funds — 6.0% (continued)
Registered Investment Companies — 6.0% (continued)
SPDR Blackstone Senior Loan ETF	48,520	2,017,947
SPDR Bloomberg High Yield Bond ETF	4,860	472,732
Total Exchange-Traded Funds (cost $8,435,545)		8,504,550

	Coupon Rate (%)	Maturity Date	Principal Amount ($)
Floating Rate Loan Interests — .7%
Consumer Discretionary — .4%
Crown Finance US, Inc., Initial Term Loan, (1 Month TSFR +5.25%)(e)	9.57	12/2/2031	508,445	508,953
Health Care — .0%
Alvogen Pharma US, Inc., Second Lien Term Loan, (3 Month TSFR +10.50%)(e)	14.80	3/1/2029	68,699	23,873
Information Technology — .1%
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (3 Month TSFR +4.10%)(e)	8.38	11/30/2026	187,457	179,075
Telecommunication Services — .2%
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month TSFR +3.11%)(e)	7.44	3/9/2027	239,553	228,485
Total Floating Rate Loan Interests (cost $966,749)				940,386

	1-Day Yield (%)	Shares
Investment Companies — 30.2%
Registered Investment Companies — 30.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $42,935,498)	4.47	42,935,498	42,935,498
Total Investments (cost $99,179,068)		71.4%	101,470,526
Cash and Receivables (Net)		28.6%	40,670,045
Net Assets		100.0%	142,140,571

ETF—Exchange-Traded Fund
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
SPDR—Standard & Poor’s Depository Receipt

TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
June 30, 2025, these securities amounted to $45,822,856 or 32.2% of net assets.

(c)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(d)	Payment-in-kind security and interest may be paid in additional par.
(e)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(f)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC
United States Dollar	55,546,018	Euro	48,355,000	7/24/2025	(1,509,391)
United States Dollar	2,477,455	Euro	2,145,000	7/24/2025	(53,490)
United States Dollar	4,596,351	British Pound	3,435,000	7/24/2025	(119,230)
Euro	5,000,000	United States Dollar	5,859,713	7/24/2025	39,926
Euro	2,700,000	United States Dollar	3,173,368	7/24/2025	12,437
Euro	2,500,000	United States Dollar	2,936,025	7/24/2025	13,794
Euro	3,500,000	United States Dollar	4,066,681	7/24/2025	63,066
Gross Unrealized Appreciation					129,223
Gross Unrealized Depreciation					(1,682,111)
See notes to statement of investments.

Statement of Investments
BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.
June 30, 2025 (Unaudited)

The following is a summary of the inputs used as of June 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	—	4,361,586	—	4,361,586
Convertible Corporate Bonds and Notes	—	393,710	—	393,710
Corporate Bonds and Notes	—	44,334,796	—	44,334,796
Exchange-Traded Funds	8,504,550	—	—	8,504,550
Floating Rate Loan Interests	—	940,386	—	940,386
Investment Companies	42,935,498	—	—	42,935,498
	51,440,048	50,030,478	—	101,470,526
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	129,223	—	129,223
	—	129,223	—	129,223
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(1,682,111)	—	(1,682,111)
	—	(1,682,111)	—	(1,682,111)

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and
Liabilities.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities and floating rate loan interests, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Certain of the fund’s investments will be fair valued in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private securities and private companies are inherently uncertain.  The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realizes upon the disposal of such investments. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.
Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2025 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at June 30, 2025 are set forth in the Statement of Investments.
At June 30, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $738,570, consisting of $2,699,102 gross unrealized appreciation and $1,960,532 gross unrealized depreciation.
At June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.